Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Jun. 28, 2019
Entity Registrant Name	360 Funds
Entity Central Index Key	0001319067
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 28, 2019
Document Effective Date	Jun. 28, 2019
Prospectus Date	Jun. 28, 2019
Stringer Growth Fund | Class A Shares
Prospectus [Line Items]
Trading Symbol	SRGAX
Stringer Growth Fund | Class C Shares
Prospectus [Line Items]
Trading Symbol	SRGCX
Stringer Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	SRGIX